Fair Value Measurements - Schedule of Short-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost		$ 28,882
Gross Unrealized Gains		229
Gross Unrealized Losses		(143)
Fair Value	$ 0	28,968
Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost		28,882
Gross Unrealized Gains		229
Gross Unrealized Losses		(143)
Fair Value		$ 28,968